Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

10. Subsequent Events

Subsequent events were evaluated through the filing date of this Registration Statement.

Additional Financings

In April 2023, the Company entered into a securities purchase agreement with certain investors providing for the sale and issuance of senior subordinate convertible notes (the April 2023 SPA). The April 2023 SPA included (i) convertible promissory notes with aggregate original principal amounts of approximately $0.8 million (the April 2023 Notes), and (ii) warrants to purchase 615,384 shares of common stock (the April 2023 Warrants and collectively, the April 2023 Offering). The April 2023 Offering closed on April 5, 2023 (the April 2023 Closing), with net proceeds to the Company, after deducting offering expenses, of approximately $0.5 million. The April 2023 SPA also included a Registration Rights Agreement that requires the Company to register the common stock underlying the April 2023 Notes and April 2023 Warrants within the timeframes specified therein.

Upon the April 2023 Closing, the conversion and strike prices, as applicable, of the Baker Notes, Baker Warrants, the May 2022 Common Warrants, the June 2022 Baker Warrants, the Adjuvant Notes, the December 2022 Notes and Warrants, and the Notes and Warrants in the February and March 2023 Closing reset to $0.8125 per share, accordingly. Additionally, the Company’s outstanding Purchase Rights increased by approximately 15,218,227 since March 31, 2023.

Sales of Long-term Assets

In late April 2023, the Company sold office furniture with net book value of $0.4 million for an immaterial amount, which resulted in a loss of $0.3 million recorded in the second quarter of 2023.

Settlement of Trade Payables

Subsequent to March 31, 2023, the Company settled a portion of its trade payables with numerous vendors, which resulted in $1.2 million reduction in trade payable being recorded as contra expense in the second quarter of 2023.

Receipt of Paragraph IV Certification Notice Letter

In April 2023, the Company received a Paragraph IV certification notice letter (the “Padagis Notice Letter”) regarding an Abbreviated New Drug Application (“ANDA”) submitted to the FDA by Padagis Israel Pharmaceuticals Inc. (“Padagis”). The ANDA seeks approval from the FDA to commercially manufacture, use, or sell a generic version of Phexxi® under 21 U.S.C. § 355(j) prior to the expiration of United States Patent Nos. 10,568,855; 11,337,989; and 11,439,610 listed in the FDA’s Orange Book: Approved Drug Products with Therapeutic Equivalence Evaluations (collectively the “Phexxi Patents”). In the Padagis Notice Letter, Padagis claims that the Phexxi Patents are invalid under various grounds.

On June 1, 2023, the Company filed a complaint for patent infringement in Evofem Biosciences, Inc. et al. v. Padagis Israel Pharmaceuticals, et al., in the United States District Court for the District of New Jersey.  The case was assigned number 2:23-cv-03003.  The complaint alleges that Padagis’ proposed generic version of Phexxi infringes the Phexxi Patents. The relief sought by the Company is a declaration of infringement and an injunction of FDA approval of Padagis’ proposed generic version of Phexxi until expiration of the Phexxi Patents in 2033.  Until the earlier of final judgment or the passage of 30 months from the receipt of the Padagis Notice Letter, the FDA is prohibited from approving Padagis’ ANDA to market its proposed generic version of Phexxi. The Company subsequently filed a substantively identical action in the United States District Court for the District of Delaware, Evofem Biosciences, Inc. et al. v. Padagis Israel Pharmaceuticals, et al., which was assigned number 1:23-cv-00606-UNA. The Company is not aware of any answer or counterclaim filed by Padagis in either action against the Company at this time.

Warrants and Purchase Rights Exercises

Subsequent to March 31, 2023, the Company received proceeds of approximately $0.1 million from the exercise of 122,741 common warrants. There are also noncash exercise of 458,600 Purchase Rights for an equivalent number of shares of common stock.

2023 Reverse Stock Split

On March 15, 2023, the Company held a Special Meeting of its Stockholders in which the stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended, to effectuate a one-time reverse stock split of the outstanding shares of the Company’s common stock, par value $0.0001 per share, at a ratio of not less than 1-for-20 and not more than 1-for-125 (the 2023 Reverse Stock Split) at any time on or prior to March 15, 2024, with the exact ratio to be set at a whole number within such range by the Company’s board of directors.

The 2023 Reverse Stock Split became effective on May 18, 2023 upon the opening of trading on the OTCQB (the Effective Time). Trading of the Company’s common stock on the OTCQB resumed, on a post-split adjusted basis, on May 18, 2023, under the trading symbol “EVFMD.” At the Effective Time, every 125 shares of the Company’s issued and outstanding common stock were automatically converted into one share of common stock, without any change to the par value per share. In addition, proportionate adjustments were made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options and warrants to purchase shares of common stock, the number of shares issuable upon the vesting of all RSAs, and the number of shares of common stock reserved for issuance pursuant to the Company’s equity incentive compensation plans, convertible notes and convertible preferred stock. Any stockholder who would otherwise be entitled to a fractional share of the Company’s common stock created as a result of the 2023 Reverse Stock Split is entitled to receive a cash payment equal to the product of such resulting fractional interest in one share of the Company’s common stock multiplied by the closing trading price of the Company’s common stock on the trading day immediately preceding the Effective Time. These interim condensed consolidated financial statements are retrospectively adjusted for this 2023 Reverse Stock Split.

In July 2023, we entered into SPAs with certain investors providing for the sale and issuance of senior secured convertible notes due in the aggregate original principal amount of $1.5 million (the July Notes), and warrants to purchase an aggregate 1,200,000 shares of common stock (the July 2023 Warrants) se (collectively, the July 2023 Offering). The July 2023 Offerings closed on July 3, 2023 with net proceeds to the Company, after deducting offering expenses, of approximately $1.0 million.

Amendments to Bylaws

On July 11, 2023, our board of directors adopted and approved an amendment and restatement of our Amended and Restated Bylaws. Among the changes, i) Board Consent is no longer required to reschedule the Company’s annual meeting and ii) the proportion of shares present required to constitute a quorum at a meeting of stockholders changed from a majority to one-third of the outstanding shares of stock entitled to vote, as permitted under § 216 of the Delaware General Corporation Law.

Additional Financings

In August 2023, the Company entered into SPAs with certain investors providing for the sale and issuance of senior subordinate convertible notes due in the aggregate original principal amount of $1.0 million (the August Notes) and warrants to purchase an aggregate of 799,999 shares of common stock (the August Warrants and collectively, the August Offering). The August Offering closed on August 4, 2023, with net proceeds to the Company, after deducting offering expenses, of approximately $0.5 million.

In August 2023, certain investors party to the December 2022 Notes and the February 2023 Notes exchanged $1.8 million total outstanding notes including accrued interest for 1,800 shares of Series E-1 Convertible Preferred Stock, par value $0.0001 per share. The holders of shares of Series E-1 Preferred Stock shall entitle the holder thereof to vote together with the common shareholders as a single class and to cast that number of votes per share as is equal to the number of shares of common stock into which it is then convertible. The Series E-1 Preferred Stock is convertible into shares of common stock at a rate of $0.40 per share subject to adjustment as provided in the Certificate of Designation (the “Conversion Rate”). Each holder of Series E-1 Preferred Stock is entitled to receive dividends paid exclusively in the form of common stock (the “Dividends”) payable to the holders of the Series E-1 Preferred Stock on a monthly basis.

14. Subsequent Events

Subsequent events were evaluated through the filing date of the Annual Report and were updated for the 2023 reverse stock split.

Additional Financings

In February, March and April 2023, the Company entered into securities purchase agreements with certain investors providing for the sale and issuance of senior secured convertible notes (collectively, the 2023 SPAs). The 2023 SPAs included (i) convertible promissory notes with aggregate original principal amounts of approximately $1.4 million, $0.6 million, $0.5 million and $0.8 million, respectively (the 2023 Notes), and (ii) warrants to purchase an aggregate 553,846, 240,000, 215,384 and 615,384 shares of common stock, respectively (the 2023 Warrants and collectively, the 2023 Offerings). The 2023 Offerings closed on February 17, 2023 (the February 2023 Closing), March 13, 2023, March 20, 2023 (the March 2023 Closing) and April 5, 2023 (the April 2023 Closing), respectively, with net proceeds to the Company, after deducting offering expenses, of approximately $0.7 million, $0.3 million, $0.3 million, and $0.5 million, respectively. The 2023 SPAs also included a Registration Rights Agreement that us to register the common stock underlying the 2023 Notes and 2023 Warrants within the timeframes specified therein. In addition, the Company issued warrants to purchase an aggregate 99,692 and 43,200 shares of common stock in February and March 2023 Closing to the placement agent.

Upon the April 2023 Closing, the conversion and strike prices, as applicable, of the Baker Notes, Baker Warrants, the May 2022 Common Warrants, the June 2022 Baker Warrants, the Adjuvant Notes, the December 2022 Notes and Warrants, and the Notes and Warrants in the February and March 2023 Closing reset to $0.8125 per share, accordingly. Additionally, the Company’s outstanding Purchase Rights increased by approximately 24.8 million since December 31, 2022.

Event of Default

On March 7, 2023, Baker Bros. Advisors, LP (the Designated Agent) provided a Notice of Event of Default and Reservation of Rights (the Notice of Default) relating to the Securities Purchase and Security Agreement dated April 23, 2020, and subsequently amended (SPA), by and amount the Company, Designated Agent, the Guarantors and Baker Purchasers. The Notice of Default claims that the Company has failed to maintain the “Required Reserve Amount” as required by Section 2.7 of the Third Amendment to the Securities Purchase Agreement and Section 8.1(e) of the SPA. The Designated Agent claims such failure constitutes an immediate Event of Default pursuant to Section 9.1(e) of the SPA. The Designated Agent, at the direction of the Baker Purchasers, has accelerated repayment of the outstanding balance payable and elected its remedies pursuant to Section 5.07(b) of the Securities Purchase Agreement. As a result, approximately $92.7 million representing two times the sum of the outstanding balance and all accrued and unpaid interest thereon and all other amounts due under the SPA and other documents is due and payable within three business days of receipt of the Notice of Default. As of the date of the filing of the Annual Report, the Baker Notes remain outstanding. The failure to cure the default or otherwise settle or resolve, could have a significant negative financial impact on the Company, could result in litigation, and could result in the assets of the company being seized, attached or otherwise utilized to satisfy the debt.

2023 Reverse Stock Split

On March 15, 2023, the Company held a Special Meeting of its Stockholders in which the stockholders approved an amendment to the Company’s Certificate of Incorporation to effectuate a reverse stock split of the outstanding shares of the Company’s common stock by a ratio of not less than 1-for-20 and not more than 1-for-125 at any time on or prior to March 15, 2024, with the exact ratio to be set at a whole number within such range by the Company’s board of directors.

The Reverse Stock Split became effective on May 18, 2023 upon the opening of trading on the OTCQB (the Effective Time). Trading of the Company’s common stock on the OTCQB continued, on a post-split adjusted basis, on May 18, 2023, under the ticker symbol “EVFMD.” At the Effective Time, every 125 shares of the Company’s issued and outstanding common stock were automatically converted into one share of common stock, without any change to the par value per share. In addition, proportionate adjustments were made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options and warrants to purchase shares of common stock, the number of shares issuable upon the vesting of all RSAs, and the number of shares of common stock reserved for issuance pursuant to the Company’s equity incentive compensation plans, convertible notes and convertible preferred stock. Any stockholder who would otherwise be entitled to a fractional share of the Company’s common stock created as a result of the Reverse Stock Split is entitled to receive a cash payment equal to the product of such resulting fractional interest in one share of the Company’s common stock multiplied by the closing trading price of the Company’s common stock on the trading day immediately preceding the Effective Time. These consolidated financial statements are retrospectively adjusted for this Reverse Stock Split. Following the specified 20-day period, the Company’s ticker symbol changed back to “EVFM” on or around June 16, 2023.

Reduction in Force

On March 20, 2023 the Board of Directors of Evofem Biosciences, Inc. (the “Company”) approved a reduction in force (RIF) intended to conserve the Company’s current cash resources and manage operating expenses.

The Company estimates that it will incur aggregate pre-tax charges of approximately $0.1 million in connection with the reduction in force, primarily consisting of notice period and severance payments, employee benefits and related costs. The Company expects that the reduction in force will be complete by the end of the second quarter of 2023 and that these one-time charges will be incurred in the first quarter of 2023.

Default under Lease Agreement

On March 20 2023, the Company received a notice of default from its landlord, for failing to pay March 2023 rent timely resulting in a breach under the agreement. As a result, the Company’s letter of credit in the amount of $0.8 million, in restricted cash, has been recovered by the landlord. As of the date of the filing of the Annual Report we are unable to estimate the amount of damages the landlord may seek, if any, as a result of the breach.